Related party transactions and key management personnel (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions and key management personnel
Summary of compensation paid to key management personnel for employee services

	Years Ended December 31,
in €‘000	2025	2024	2023
Short-term employee benefits	6,807	9,635	5,210
Post-employment pension contributions	237	697	540
Share-based compensation	16,310	6,629	11,377
Termination benefits	—	311	—
Total	23,354	17,272	17,127